Assets Pledged as Collateral or for Security	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Assets Pledged as Collateral or for Security
36.	ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$2,587,110	$2,627,606	$85,506
Property, plant and equipment	114,390	105,237	3,425
Investment properties	20,796,862	20,196,582	657,227
Other financial assets (including current and non-current)	444,358	454,122	14,778

	$23,942,720	$23,383,547	$760,936